PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule Of Property, Plant And Equipment
	At December 31,
	2013	2014
	$	$

Buildings	62,472,729	63,695,930
Plant and machinery	144,361,757	158,824,781
Furniture, fixtures and equipment	14,117,389	14,733,578
Motor vehicles	1,665,289	1,616,276

	222,617,164	238,870,565
Less: Accumulated depreciation	(88,912,568)	(107,510,326)

	133,704,596	131,360,239
Construction in process	89,919,590	95,439,441

Property, plant and equipment, net	223,624,186	226,799,680